U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.

1.   Name and address of issuer:

       THE DREYFUS/LAUREL FUNDS, INC.
       c/o The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

2.   Name of each series or class of funds for which this notice is filed:

       Dreyfus Disciplined Stock Fund (Institutional Class and Retail Class), Dreyfus Disciplined Midcap Stock Fund (Institutional Class and Retail Class ), Dreyfus Institutional S&P 500 Stock Index Fund, Dreyfus Disciplined Equity Income Fund (Institutional Class and Retail Class), Dreyfus Bond Market Index Fund (Institutional Class and Retail Class), Dreyfus International Equity Allocation Fund (Institutional Class and Retail Class), Premier Limited Term Income Fund (Classes A, B, C and
       R), Premier Small Company Stock Fund (Classes A, B, C, and R), Dreyfus European Fund (Investor Shares and Class R), Dreyfus Money Market Reserves (Investor Class and Class R), Dreyfus Institutional U.S. Treasury Money Market Fund, Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund, Dreyfus U.S. Treasury Reserves (Investor Class and Class R), Dreyfus Municipal Reserves (Investor Class and Class R), Premier Balanced Fund (Classes A, B, C and R).

3.   Investment Company Act File Number:  811-5270

     Securities Act File Number:  33-16338

4.   Last day of fiscal year for which this notice is filed:

       October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                         NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                  NONE
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                  NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

       Number: 15,550,785,921        Aggregate sale price: $16,618,332,025

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       Number: 15,550,785,921        Aggregate sale price: $16,618,332,025

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Number: N/A                   Aggregate sale price: $ N/A

12.  Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                  $16,618,332,025
                                                           -----------------

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                 +     N/A
                                                          ------------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):  - 16,459,167,599
                                                          ------------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                    +     N/A
                                                          ------------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                          $   159,164,426
                                                          ------------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                          ------------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                      $48,231.64
                                                          ==================


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depo-sitory as described in section 3a of the Commissions Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 30, 1996


                                 SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*
                               /s/ Elizabeth A. Bachman
                               Elizabeth A. Bachman, Vice President


     Date: December 30, 1996


* Please print the name and title of the signing officer below the signature.